Assets and liabilities held for sale (Tables)	6 Months Ended
Dec. 31, 2022
Assets And Liabilities Held For Sale [Abstract]
Schedule of assets and liabilities held for sale

	31 December 2022	30 June 2022
	£ million	£ million
Intangible assets	—	165
Property, plant and equipment	103	12
Other investments	—	1
Inventories	19	21
Trade and other receivables	13	23
Cash	47	—
Assets held for sale	182	222
Trade and other payables	(61)	(18)
Corporation tax	(2)	(6)
Deferred tax	(5)	(35)
Provisions	(2)	—
Leases	(2)	(2)
Post employment benefit liabilities	(4)	—
Liabilities held for sale	(76)	(61)
Total	106	161